united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22964

Altegris KKR Commitments Fund

(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Address of principal executive offices) (Zip code)

David P. Mathews, Senior Vice President & General Counsel , Altegris Advisors, L.L.C.

1200 Prospect Street, Suite 400 La Jolla, CA 92037

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/15

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

Altegris KKR Commitments Fund

Semi-Annual Report

September 30, 2015

ADVISED BY:

Altegris Advisors, L.L.C.

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris KKR Commitments Fund
September 30, 2015

Table of Contents

Statement of Assets and Liabilities	1
Statement of Operations	2
Statements of Changes in Net Assets	3
Financial Highlights	4
Notes to Financial Statements	5
Privacy Notice	10
Supplemental Information (Unaudited)	11

Altegris KKR Commitments Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2015

ASSETS
Investment securities:
Investments at cost in Altegris KKR Commitments Master Fund	$28,855,000
Investments at value in Altegris KKR Commitments Master Fund	$28,832,112
Cash	12,426,956
Receivable due from Adviser	83,448
Prepaid expenses and other assets	328,574
TOTAL ASSETS	41,671,090

LIABILITIES
Subscriptions received in advance	12,128,625
Payable due to Adviser	394,505
Distribution and servicing fees payable	25,059
Directors’ fees payable	2,089
Accrued expenses and other liabilities	21,675
TOTAL LIABILITIES	12,571,953
NET ASSETS	$29,099,137

Composition of Net Assets:
Paid in capital	$29,157,261
Accumulated net investment loss	(58,124)
NET ASSETS	$29,099,137

Shares of beneficial interest outstanding [$0 par value]	$2,430,335
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.97
Maximum offering price per share (net asset value plus maximum sales charge of 3.50%) (a)	$12.40

(a)	On investments of $250,000 or more, the offering price is reduced.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2015 (1)

NET INVESTMENT LOSS ALLOCATED FROM ALTEGRIS KKR COMMITMENTS MASTER FUND	$(22,888)

EXPENSES
Organization expenses	295,053
Distribution and servicing fees	25,059
Professional fees	12,545
Administrative services fees	1,440
Other expenses	13,708
TOTAL EXPENSES	347,805
Less: Fees reimbursed by the Adviser	(312,569)
NET EXPENSES	35,236

NET INVESTMENT LOSS	(58,124)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,124)

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund
STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2015 (1)
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(58,124)
SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	29,057,261
NET ASSETS
Beginning of Period	100,000
End of Period *	$29,099,137
* Includes accumulated net investment income (loss) of:	$(58,124)

SHARE ACTIVITY
Shares Sold	2,430,335

(1)	The Fund commenced operations on July 31, 2015.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund
FINANCIAL HIGHLIGHTS

Per Unit Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
September 30, 2015 (1)
(Unaudited)
Net asset value, beginning of period	$12.00
Loss from investment operations:
Net investment Loss (2)	(0.03)
Net realized and unrealized gain (loss) on investments	—
Total from investment operations	(0.03)
Net asset value, end of period	$11.97
Total return (3,4)	(0.25)%
Net assets, at end of period (000s)	$29,099

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including net investment loss from Altegris KKR Commitments Master Fund (5,6)	8.88%
Ratio of gross expenses to average net assets excluding net investment loss from Altegris KKR Commitments Master Fund (5,6)	8.33%
Ratio of net expenses to average net assets including net investment loss from Altegris KKR Commitments Master Fund (6)	1.40%
Ratio of net expenses to average net assets excluding net investment loss from Altegris KKR Commitments Master Fund (6)	0.85%

Ratio of net investment loss to average net assets	(1.40)%

Portfolio Turnover Rate (4)	0%

(1)	The Fund commenced operations on July 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized for periods less than one full year.

See accompanying consolidated notes to financial statements.

Altegris KKR Commitments Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2015

1.	ORGANIZATION

Altegris KKR Commitments Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a non-diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on May 5, 2014 and did not have any operations from that date until November 14, 2014, other than those relating to organizational matters and registration of its shares under applicable securities law. The Fund commenced operations on July 31, 2015.

The Fund will engage in a continuous offering, up to a maximum of 30 million shares of beneficial interest, and will operate as an closed-end fund that will offer to make quarterly repurchases of shares at the Fund’s net asset value (’‘NAV’’). The Fund’s initial offering price is $12.00 per share and the shares are offered subject to a maximum sales charge of 3.50% of the offering price. The Adviser initially capitalized the Fund on November 14, 2014 at $12.00 per share. The sales charge was waived in the initial funding.

The Fund’s investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its investment objective by investing substantially all of its assets in Altegris KKR Commitments Master Fund (the “Master Fund”), a separate closed end, non-diversified, management investment company with the same investment objective and strategies as the Fund. Altegris Advisors, L.L.C., (the ’‘Adviser’’) serves as the investment adviser for the Master Fund. As of September 30, 2015, the value of the investment and the percentage owned by the Fund of the Master Fund was $28,832,112 and 81.5%, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation –The Fund has adopted valuation procedures pursuant to which the Master Fund will fair value its interests in Investment Funds and Co-Investment Opportunities. These valuation procedures, which have been approved by the Board of Trustees of the Master Fund, provide that the valuations determined by the Investment Managers will be reviewed by the Adviser. However, neither the Adviser nor the Board of Trustees will be able to confirm independently the accuracy of the Investment Managers’ valuations (which are unaudited, except at year-end). Accordingly, the Master Fund will generally rely on such valuations, which are provided on a quarterly basis, even in instances where an Investment Manager may have a conflict of interest in valuing the securities. Furthermore, the Investment Funds will typically provide the Adviser with only estimated net asset values or other valuation information on a quarterly basis, and such data will be subject to revision through the end of each Investment Fund’s annual audit. While such information is provided on a quarterly basis, the Master Fund will provide valuations, and will issue shares, on a monthly basis.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Altegris KKR Commitments Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments
Alternative Investments *	$—	$—	$28,832,112	$28,832,112
Total Investments:	$—	$—	$28,832,112	$28,832,112

It is the Fund’s policy to recognize transfers at the end of the reporting period ended. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The following is a reconciliation of assets in which Level 3 inputs were used in determining fair value:

Investments in
Investment Funds
Beginning Balance, July 31, 2015	$—
Purchases	28,855,000
Net investment loss allocated from Altegris KKR Commitments Master Fund	(22,888)
Balance, September 30, 2015	$28,832,112

In accordance with authoritative guidance, the investments being classified as Level 3 for the period ended September 30, 2015 is investments that the Fund cannot fully redeem from in less than a year.

*	As of September 30, 2015, the Fund’s investment in the Master Fund. The Fund holds approximately 81.5% interest in the investments of the Master Fund’s investments. Investments in the Master Fund as of September 30, 2015 are detailed below:

Altegris KKR Commitments Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

Altegris KKR Commitments Master Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015

Principle
Amount($)		Yield (a)	Maturity	Value
	SHORT-TERM INVESTMENTS - 84.8%
	U.S. GOVERNMENT OBLIGATIONS
30,000,000	US Treasury Bill	0.00%	10/22/2015	$30,000,263

	TOTAL INVESTMENTS - 84.8% (Cost - $30,000,263) (b)			$30,000,263
	OTHER ASSETS LESS LIABILITIES - 15.2%			5,371,861
	NET ASSETS - 100.0%			$35,372,124

(a)	Represents annualized yield at date of purchase for discount securities.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $30,000,263 and differs from market value by net unrealized appreciation (depreciation) of securities

Unrealized Appreciation:	$—
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$—

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Cash – Cash includes cash held or deposited in bank accounts. The Fund deposits cash with high quality financial institutions. These deposits are guaranteed by the Federal Deposit Insurance Company up to an insurance limit.

Offering and Organizational Costs – Organizational costs are charged to expense as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized into expense over a 12 month period using the straight line method.

Altegris KKR Commitments Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

As of September 30, 2015, the Fund had incurred $295,053 in organizational costs and had $394,505 in deferred offering costs. As of September 30, 2015, all cost incurred by the Fund in connection with its offering are payable by the Adviser. Such expenses paid by the Adviser are subject to reimbursement for the next three years.

Expenses – Expenses, which are not readily identifiable, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the fund and the Master Fund.

Indemnification – The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended September 30, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $28,855,000 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

The Fund does not incur a separate management fee, but the Fund and its Shareholders are indirectly subject to the Master Fund’s management fee. The Master Fund pays the Adviser a monthly fee of 0.10% (1.20% on an annualized basis) of the Master Fund’s month-end net asset value (the “Management Fee”). The Management Fee is an expense paid out of the Master Fund’s net assets and is computed based on the value of the net assets of the Master Fund as of the close on the last day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Adviser will pay StepStone Group LP, the Master Fund’s sub-adviser, a portion of the Management Fee. The Management Fee is in addition to the asset-based fees and incentive fees paid by the Investment Funds to the Investment Managers and indirectly paid by investors in the Master Fund. The Fund, as an investor in the Master Fund, will bear its proportionate share of the Master Fund’s Management Fee.

The Adviser has contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Master Fund for an initial two-year term beginning with the commencement of operations (the “Initial Closing Date”) and ending on the two year anniversary thereof (the “Limitation Period”) to limit the amount of “Master Fund Specified Expenses” (as described below) borne by the Master Fund during the Limitation Period to an amount not to exceed 0.55% per annum of the Master Fund’s net assets (the “Master Fund Expense Cap”). “Master Fund Specified Expenses” is defined to include all expenses incurred in the business of the Master Fund, provided that the following expenses are excluded from the definition of Master Fund Specified Expenses: (i) the Management Fee and underlying Investment Fund expenses (including contribution requirements for investments, expenses and management fees); (ii) interest expense and any other expenses incurred in connection with the Master Fund’s credit facility; (iii) expenses incurred in connection with secondary offerings and Co-Investment Opportunities and other investment-related expenses of the Master Fund; (iv) taxes; and (v) extraordinary expenses.

The Adviser has also contractually entered into an “Expense Limitation and Reimbursement Agreement” with the Fund for an initial two-year term beginning on the Initial Closing Date and covering the Limitation Period to limit the amount of “Fund Specified Expenses” (as described below) borne by the Fund during the Limitation Period to an amount not to exceed 0.25% per annum of the Fund’s net assets (the “Fund Expense Cap”). “Fund Specified Expenses” is defined to include all expenses incurred in the business of the Fund, provided that the following expenses are excluded from the definition of Fund Specified Expenses: (i) Distribution and Servicing Fees; (ii) taxes; and (iii) extraordinary expenses. The Adviser may extend the Limitation Period for the Master Fund or the Fund on an annual basis. To the extent that the Master Fund Specified Expenses or Fund Specified Expenses for any month exceed the Master Fund Expense Cap or Fund Expense Cap, respectively, the Adviser will reimburse the Master Fund or the Fund, as applicable, for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser bears Master Fund Specified Expenses or Fund Specified Expenses, it is permitted to receive reimbursement for any expense amounts previously paid or borne by the Adviser, for a period not to

Altegris KKR Commitments Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2015

exceed three years from the date on which such expenses were paid or borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Master Fund Specified Expenses or Fund Specified Expenses have fallen to a level below the applicable Master Fund Expense Cap or Fund Expense Cap and the reimbursement amount does not raise the level of the Master Fund Specified Expenses or Fund Specified Expenses in the month the reimbursement is being made to a level that exceeds the applicable Master Fund Expense Cap or Fund Expense Cap.

Under the terms of a distribution agreement (the “Distribution Agreement”) with Altegris Investments, L.L.C. (the “Distributor”), the Distributor will directly distribute Shares to investors, and is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Shareholders holding Shares. The Fund will pay a quarterly fee out of the net assets of Shares at the annual rate of 0.60% of the aggregate net asset value of the Shares, determined and accrued as of the last day of each calendar month (before any repurchases of Shares). During the period ended September 30, 2015, pursuant to the Distribution Agreement, the Fund incurred $25,059 in fees payable.

The Fund is offering on a continuous basis up to 30 million shares of beneficial interest. Altegris Investments, L.L.C. acts as the distributor of the Shares (the “Distributor”).

The Distributor acts as the Fund’s principle underwriter in a continuous public offering of the Fund’s shares up to 30 million shares of beneficial interest. During the period ended September 30, 2015, the Distributor received $285,986 in underwriting commissions, of which $0 was retained by the principle underwriter.

Gemini Fund Services, LLC (“GFS”)

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to the servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirements to categorize within the fair value hierarchy measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

6.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PRIVACY NOTICE

What does Altegris KKR Commitments Fund (the “Fund”) do with your personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         Account transactions and transaction history

●         Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes To offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes Information about your transactions and records	NO	We don’t share
For our affiliates’ everyday business purposes Information about your creditworthiness	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
Questions?	Call 1-888-524-9441

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your non-public personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

●     Open an account or deposit money

●     Direct us to buy securities or direct us to sell your securities

●     Seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     Sharing for affiliates’ everyday business purposes — information about your creditworthiness.

●     Affiliates from using your information to market to you.

●     Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● The Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market.

Altegris KKR Commitments Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2015

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

TRUSTED ALTERNATIVES.
INTELLIGENT INVESTING.

www.altegris.com/mutualfunds

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

 Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Altegris KKR Commitments Fund

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/4/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jon Sundt

Jon Sundt, President/Principal Executive Officer

Date 12/4/15

By (Signature and Title)

/s/Ken McGuire

Ken McGuire, Treasurer/Principal Financial Officer

Date 12/4/15